Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class A | United States
Holdings [Line Items]
Percent of Total Investments	67.00%
Class A | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.20%
Class A | France
Holdings [Line Items]
Percent of Total Investments	5.10%
Class A | South Korea
Holdings [Line Items]
Percent of Total Investments	3.70%
Class A | Singapore
Holdings [Line Items]
Percent of Total Investments	3.60%
Class A | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.50%
Class A | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.00%
Class A | Germany
Holdings [Line Items]
Percent of Total Investments	2.60%
Class A | Japan
Holdings [Line Items]
Percent of Total Investments	2.30%
Class A | Australia
Holdings [Line Items]
Percent of Total Investments	2.00%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class C | United States
Holdings [Line Items]
Percent of Total Investments	67.00%
Class C | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.20%
Class C | France
Holdings [Line Items]
Percent of Total Investments	5.10%
Class C | South Korea
Holdings [Line Items]
Percent of Total Investments	3.70%
Class C | Singapore
Holdings [Line Items]
Percent of Total Investments	3.60%
Class C | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.50%
Class C | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.00%
Class C | Germany
Holdings [Line Items]
Percent of Total Investments	2.60%
Class C | Japan
Holdings [Line Items]
Percent of Total Investments	2.30%
Class C | Australia
Holdings [Line Items]
Percent of Total Investments	2.00%
Class R | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R | United States
Holdings [Line Items]
Percent of Total Investments	67.00%
Class R | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.20%
Class R | France
Holdings [Line Items]
Percent of Total Investments	5.10%
Class R | South Korea
Holdings [Line Items]
Percent of Total Investments	3.70%
Class R | Singapore
Holdings [Line Items]
Percent of Total Investments	3.60%
Class R | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.50%
Class R | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.00%
Class R | Germany
Holdings [Line Items]
Percent of Total Investments	2.60%
Class R | Japan
Holdings [Line Items]
Percent of Total Investments	2.30%
Class R | Australia
Holdings [Line Items]
Percent of Total Investments	2.00%
Class R6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class R6 | United States
Holdings [Line Items]
Percent of Total Investments	67.00%
Class R6 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.20%
Class R6 | France
Holdings [Line Items]
Percent of Total Investments	5.10%
Class R6 | South Korea
Holdings [Line Items]
Percent of Total Investments	3.70%
Class R6 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.60%
Class R6 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.50%
Class R6 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.00%
Class R6 | Germany
Holdings [Line Items]
Percent of Total Investments	2.60%
Class R6 | Japan
Holdings [Line Items]
Percent of Total Investments	2.30%
Class R6 | Australia
Holdings [Line Items]
Percent of Total Investments	2.00%
Class Z | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class Z | United States
Holdings [Line Items]
Percent of Total Investments	67.00%
Class Z | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.20%
Class Z | France
Holdings [Line Items]
Percent of Total Investments	5.10%
Class Z | South Korea
Holdings [Line Items]
Percent of Total Investments	3.70%
Class Z | Singapore
Holdings [Line Items]
Percent of Total Investments	3.60%
Class Z | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.50%
Class Z | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.00%
Class Z | Germany
Holdings [Line Items]
Percent of Total Investments	2.60%
Class Z | Japan
Holdings [Line Items]
Percent of Total Investments	2.30%
Class Z | Australia
Holdings [Line Items]
Percent of Total Investments	2.00%
Class A | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class A | United States
Holdings [Line Items]
Percent of Total Investments	55.80%
Class A | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.70%
Class A | France
Holdings [Line Items]
Percent of Total Investments	7.70%
Class A | South Korea
Holdings [Line Items]
Percent of Total Investments	1.90%
Class A | Singapore
Holdings [Line Items]
Percent of Total Investments	2.00%
Class A | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.10%
Class A | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.60%
Class A | Germany
Holdings [Line Items]
Percent of Total Investments	7.30%
Class A | Japan
Holdings [Line Items]
Percent of Total Investments	6.00%
Class A | Australia
Holdings [Line Items]
Percent of Total Investments	1.70%
Class A | Ireland
Holdings [Line Items]
Percent of Total Investments	2.30%
Class A | Hong Kong
Holdings [Line Items]
Percent of Total Investments	1.80%
Class A | China
Holdings [Line Items]
Percent of Total Investments	1.60%
Class C | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class C | United States
Holdings [Line Items]
Percent of Total Investments	55.80%
Class C | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.70%
Class C | France
Holdings [Line Items]
Percent of Total Investments	7.70%
Class C | South Korea
Holdings [Line Items]
Percent of Total Investments	1.90%
Class C | Singapore
Holdings [Line Items]
Percent of Total Investments	2.00%
Class C | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.10%
Class C | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.60%
Class C | Germany
Holdings [Line Items]
Percent of Total Investments	7.30%
Class C | Japan
Holdings [Line Items]
Percent of Total Investments	6.00%
Class C | Australia
Holdings [Line Items]
Percent of Total Investments	1.70%
Class C | Ireland
Holdings [Line Items]
Percent of Total Investments	2.30%
Class C | Hong Kong
Holdings [Line Items]
Percent of Total Investments	1.80%
Class C | China
Holdings [Line Items]
Percent of Total Investments	1.60%
Class R | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class R | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class R | United States
Holdings [Line Items]
Percent of Total Investments	55.80%
Class R | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.70%
Class R | France
Holdings [Line Items]
Percent of Total Investments	7.70%
Class R | South Korea
Holdings [Line Items]
Percent of Total Investments	1.90%
Class R | Singapore
Holdings [Line Items]
Percent of Total Investments	2.00%
Class R | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.10%
Class R | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.60%
Class R | Germany
Holdings [Line Items]
Percent of Total Investments	7.30%
Class R | Japan
Holdings [Line Items]
Percent of Total Investments	6.00%
Class R | Australia
Holdings [Line Items]
Percent of Total Investments	1.70%
Class R | Ireland
Holdings [Line Items]
Percent of Total Investments	2.30%
Class R | Hong Kong
Holdings [Line Items]
Percent of Total Investments	1.80%
Class R | China
Holdings [Line Items]
Percent of Total Investments	1.60%
Class R6 | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class R6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class R6 | United States
Holdings [Line Items]
Percent of Total Investments	55.80%
Class R6 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.70%
Class R6 | France
Holdings [Line Items]
Percent of Total Investments	7.70%
Class R6 | South Korea
Holdings [Line Items]
Percent of Total Investments	1.90%
Class R6 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.00%
Class R6 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.10%
Class R6 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.60%
Class R6 | Germany
Holdings [Line Items]
Percent of Total Investments	7.30%
Class R6 | Japan
Holdings [Line Items]
Percent of Total Investments	6.00%
Class R6 | Australia
Holdings [Line Items]
Percent of Total Investments	1.70%
Class R6 | Ireland
Holdings [Line Items]
Percent of Total Investments	2.30%
Class R6 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	1.80%
Class R6 | China
Holdings [Line Items]
Percent of Total Investments	1.60%
Class Z | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class Z | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class Z | United States
Holdings [Line Items]
Percent of Total Investments	55.80%
Class Z | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.70%
Class Z | France
Holdings [Line Items]
Percent of Total Investments	7.70%
Class Z | South Korea
Holdings [Line Items]
Percent of Total Investments	1.90%
Class Z | Singapore
Holdings [Line Items]
Percent of Total Investments	2.00%
Class Z | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.10%
Class Z | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.60%
Class Z | Germany
Holdings [Line Items]
Percent of Total Investments	7.30%
Class Z | Japan
Holdings [Line Items]
Percent of Total Investments	6.00%
Class Z | Australia
Holdings [Line Items]
Percent of Total Investments	1.70%
Class Z | Ireland
Holdings [Line Items]
Percent of Total Investments	2.30%
Class Z | Hong Kong
Holdings [Line Items]
Percent of Total Investments	1.80%
Class Z | China
Holdings [Line Items]
Percent of Total Investments	1.60%
Class A | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class A | United States
Holdings [Line Items]
Percent of Total Investments	17.10%
Class A | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.80%
Class A | France
Holdings [Line Items]
Percent of Total Investments	10.90%
Class A | South Korea
Holdings [Line Items]
Percent of Total Investments	2.80%
Class A | Singapore
Holdings [Line Items]
Percent of Total Investments	3.00%
Class A | Netherlands
Holdings [Line Items]
Percent of Total Investments	9.40%
Class A | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.80%
Class A | Germany
Holdings [Line Items]
Percent of Total Investments	9.30%
Class A | Japan
Holdings [Line Items]
Percent of Total Investments	18.70%
Class A | Australia
Holdings [Line Items]
Percent of Total Investments	2.30%
Class A | Ireland
Holdings [Line Items]
Percent of Total Investments	2.40%
Class A | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.30%
Class A | China
Holdings [Line Items]
Percent of Total Investments	1.80%
Class A | Italy
Holdings [Line Items]
Percent of Total Investments	2.30%
Class A | Norway
Holdings [Line Items]
Percent of Total Investments	1.70%
Class C | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class C | United States
Holdings [Line Items]
Percent of Total Investments	17.10%
Class C | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.80%
Class C | France
Holdings [Line Items]
Percent of Total Investments	10.90%
Class C | South Korea
Holdings [Line Items]
Percent of Total Investments	2.80%
Class C | Singapore
Holdings [Line Items]
Percent of Total Investments	3.00%
Class C | Netherlands
Holdings [Line Items]
Percent of Total Investments	9.40%
Class C | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.80%
Class C | Germany
Holdings [Line Items]
Percent of Total Investments	9.30%
Class C | Japan
Holdings [Line Items]
Percent of Total Investments	18.70%
Class C | Australia
Holdings [Line Items]
Percent of Total Investments	2.30%
Class C | Ireland
Holdings [Line Items]
Percent of Total Investments	2.40%
Class C | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.30%
Class C | China
Holdings [Line Items]
Percent of Total Investments	1.80%
Class C | Italy
Holdings [Line Items]
Percent of Total Investments	2.30%
Class C | Norway
Holdings [Line Items]
Percent of Total Investments	1.70%
Class R | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class R | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class R | United States
Holdings [Line Items]
Percent of Total Investments	17.10%
Class R | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.80%
Class R | France
Holdings [Line Items]
Percent of Total Investments	10.90%
Class R | South Korea
Holdings [Line Items]
Percent of Total Investments	2.80%
Class R | Singapore
Holdings [Line Items]
Percent of Total Investments	3.00%
Class R | Netherlands
Holdings [Line Items]
Percent of Total Investments	9.40%
Class R | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.80%
Class R | Germany
Holdings [Line Items]
Percent of Total Investments	9.30%
Class R | Japan
Holdings [Line Items]
Percent of Total Investments	18.70%
Class R | Australia
Holdings [Line Items]
Percent of Total Investments	2.30%
Class R | Ireland
Holdings [Line Items]
Percent of Total Investments	2.40%
Class R | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.30%
Class R | China
Holdings [Line Items]
Percent of Total Investments	1.80%
Class R | Italy
Holdings [Line Items]
Percent of Total Investments	2.30%
Class R | Norway
Holdings [Line Items]
Percent of Total Investments	1.70%
Class R6 | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class R6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class R6 | United States
Holdings [Line Items]
Percent of Total Investments	17.10%
Class R6 | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.80%
Class R6 | France
Holdings [Line Items]
Percent of Total Investments	10.90%
Class R6 | South Korea
Holdings [Line Items]
Percent of Total Investments	2.80%
Class R6 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.00%
Class R6 | Netherlands
Holdings [Line Items]
Percent of Total Investments	9.40%
Class R6 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.80%
Class R6 | Germany
Holdings [Line Items]
Percent of Total Investments	9.30%
Class R6 | Japan
Holdings [Line Items]
Percent of Total Investments	18.70%
Class R6 | Australia
Holdings [Line Items]
Percent of Total Investments	2.30%
Class R6 | Ireland
Holdings [Line Items]
Percent of Total Investments	2.40%
Class R6 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.30%
Class R6 | China
Holdings [Line Items]
Percent of Total Investments	1.80%
Class R6 | Italy
Holdings [Line Items]
Percent of Total Investments	2.30%
Class R6 | Norway
Holdings [Line Items]
Percent of Total Investments	1.70%
Class Z | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class Z | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class Z | United States
Holdings [Line Items]
Percent of Total Investments	17.10%
Class Z | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.80%
Class Z | France
Holdings [Line Items]
Percent of Total Investments	10.90%
Class Z | South Korea
Holdings [Line Items]
Percent of Total Investments	2.80%
Class Z | Singapore
Holdings [Line Items]
Percent of Total Investments	3.00%
Class Z | Netherlands
Holdings [Line Items]
Percent of Total Investments	9.40%
Class Z | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.80%
Class Z | Germany
Holdings [Line Items]
Percent of Total Investments	9.30%
Class Z | Japan
Holdings [Line Items]
Percent of Total Investments	18.70%
Class Z | Australia
Holdings [Line Items]
Percent of Total Investments	2.30%
Class Z | Ireland
Holdings [Line Items]
Percent of Total Investments	2.40%
Class Z | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.30%
Class Z | China
Holdings [Line Items]
Percent of Total Investments	1.80%
Class Z | Italy
Holdings [Line Items]
Percent of Total Investments	2.30%
Class Z | Norway
Holdings [Line Items]
Percent of Total Investments	1.70%
Class A | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class A | United States
Holdings [Line Items]
Percent of Total Investments	70.70%
Class A | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.00%
Class A | France
Holdings [Line Items]
Percent of Total Investments	2.40%
Class A | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.80%
Class A | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.30%
Class A | Germany
Holdings [Line Items]
Percent of Total Investments	3.40%
Class A | Japan
Holdings [Line Items]
Percent of Total Investments	2.60%
Class A | Australia
Holdings [Line Items]
Percent of Total Investments	1.50%
Class A | Ireland
Holdings [Line Items]
Percent of Total Investments	1.30%
Class A | Hong Kong
Holdings [Line Items]
Percent of Total Investments	1.40%
Class A | Luxembourg
Holdings [Line Items]
Percent of Total Investments	1.20%
Class C | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class C | United States
Holdings [Line Items]
Percent of Total Investments	70.70%
Class C | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.00%
Class C | France
Holdings [Line Items]
Percent of Total Investments	2.40%
Class C | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.80%
Class C | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.30%
Class C | Germany
Holdings [Line Items]
Percent of Total Investments	3.40%
Class C | Japan
Holdings [Line Items]
Percent of Total Investments	2.60%
Class C | Australia
Holdings [Line Items]
Percent of Total Investments	1.50%
Class C | Ireland
Holdings [Line Items]
Percent of Total Investments	1.30%
Class C | Hong Kong
Holdings [Line Items]
Percent of Total Investments	1.40%
Class C | Luxembourg
Holdings [Line Items]
Percent of Total Investments	1.20%
Class R | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class R | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class R | United States
Holdings [Line Items]
Percent of Total Investments	70.70%
Class R | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.00%
Class R | France
Holdings [Line Items]
Percent of Total Investments	2.40%
Class R | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.80%
Class R | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.30%
Class R | Germany
Holdings [Line Items]
Percent of Total Investments	3.40%
Class R | Japan
Holdings [Line Items]
Percent of Total Investments	2.60%
Class R | Australia
Holdings [Line Items]
Percent of Total Investments	1.50%
Class R | Ireland
Holdings [Line Items]
Percent of Total Investments	1.30%
Class R | Hong Kong
Holdings [Line Items]
Percent of Total Investments	1.40%
Class R | Luxembourg
Holdings [Line Items]
Percent of Total Investments	1.20%
Class R6 | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class R6 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class R6 | United States
Holdings [Line Items]
Percent of Total Investments	70.70%
Class R6 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.00%
Class R6 | France
Holdings [Line Items]
Percent of Total Investments	2.40%
Class R6 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.80%
Class R6 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.30%
Class R6 | Germany
Holdings [Line Items]
Percent of Total Investments	3.40%
Class R6 | Japan
Holdings [Line Items]
Percent of Total Investments	2.60%
Class R6 | Australia
Holdings [Line Items]
Percent of Total Investments	1.50%
Class R6 | Ireland
Holdings [Line Items]
Percent of Total Investments	1.30%
Class R6 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	1.40%
Class R6 | Luxembourg
Holdings [Line Items]
Percent of Total Investments	1.20%
Class Z | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class Z | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class Z | United States
Holdings [Line Items]
Percent of Total Investments	70.70%
Class Z | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.00%
Class Z | France
Holdings [Line Items]
Percent of Total Investments	2.40%
Class Z | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.80%
Class Z | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.30%
Class Z | Germany
Holdings [Line Items]
Percent of Total Investments	3.40%
Class Z | Japan
Holdings [Line Items]
Percent of Total Investments	2.60%
Class Z | Australia
Holdings [Line Items]
Percent of Total Investments	1.50%
Class Z | Ireland
Holdings [Line Items]
Percent of Total Investments	1.30%
Class Z | Hong Kong
Holdings [Line Items]
Percent of Total Investments	1.40%
Class Z | Luxembourg
Holdings [Line Items]
Percent of Total Investments	1.20%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class A | Companies in Liquidation [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Class C | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class C | Companies in Liquidation [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class R | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Class R | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
Class R | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Class R | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class R | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Class R | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Class R | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Class R | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Class R | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class R | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class R | Companies in Liquidation [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class R6 | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Class R6 | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
Class R6 | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
Class R6 | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Class R6 | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class R6 | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Class R6 | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Class R6 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Class R6 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Class R6 | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class R6 | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class R6 | Companies in Liquidation [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class Z | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Class Z | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
Class Z | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Class Z | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class Z | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Class Z | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Class Z | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Class Z | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Class Z | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class Z | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class Z | Companies in Liquidation [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%